DWS Massachusetts Tax-Free Fund Expense Example, No Redemption - Classes ACS [Member] - DWS Massachusetts Tax-Free Fund	Jul. 27, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 363
Expense Example, No Redemption, 3 Years	570
Expense Example, No Redemption, 5 Years	793
Expense Example, No Redemption, 10 Years	1,435
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	167
Expense Example, No Redemption, 3 Years	553
Expense Example, No Redemption, 5 Years	964
Expense Example, No Redemption, 10 Years	1,894
INST Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	65
Expense Example, No Redemption, 3 Years	231
Expense Example, No Redemption, 5 Years	411
Expense Example, No Redemption, 10 Years	931
Class S
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	65
Expense Example, No Redemption, 3 Years	235
Expense Example, No Redemption, 5 Years	420
Expense Example, No Redemption, 10 Years	$ 953